Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) employee	Jun. 30, 2023 GBP (£) employee	Jun. 30, 2022 GBP (£) employee
Average number of staff employed by the group during the year (including directors):
Number of operational staff | employee	10,587	10,872	9,492
Number of administrative staff | employee	1,179	1,081	927
Number of management staff | employee	8	8	7
Total | employee	11,774	11,961	10,426
Aggregate payroll costs of the above were:
Wages and salaries	£ 503,591	£ 481,399	£ 363,879
Social security contributions	35,720	32,844	23,970
Pension contributions - defined contribution plan	13,952	12,034	9,353
Share-based compensation expense	34,678	31,058	35,005
Total	£ 587,941	£ 557,335	£ 432,207